Related Party Transactions	12 Months Ended
Aug. 31, 2020
Related Party Transactions
Related Party Transactions

16.   Related Party Transactions

The Group had the following balances with related parties as of August 31, 2019 and 2020, respectively:

Names of the related parties	Relationship with the Group
Shanghai Ya Qiao Education Investment Co., Ltd. (“Ya Qiao Education”)	Equity investee
Shanghai Luo Bo Education Technology Co.,Ltd. (“Luo Bo”)	Equity investee
Fujian Hexi Equity Investment Partnership (Limited Partnership) (“He Xi”)	Equity investee
Beijing Tus-Juren Education Technology Co., Ltd. (“Tus-Juren”)	Former equity investee

(a)	Amounts due from related parties

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
Ya Qiao Education	18,750	20,400	2,979
Luo Bo	—	491	72

The amounts due from Ya Qiao Education is interest-free, unsecured and payable within 5 years from draw down. In April 2019, the Group had signed an agreement with Ya Qiao Education to convert RMB16,500 (US$2,410) receivables to 75% of equity investment in Ya Qiao Education. As of August 31, 2020, the equity acquisition transaction was not yet completed.

16.  Related Party Transactions (continued)

(b)	Amounts due to related parties

	As of August 31,
	2019	2020	2020
	RMB	RMB	US$
He Xi	—	13,644	1,993
Luo Bo	—	803	117

The amounts due to related parties mainly represents loans payable to He Xi with an annual interest rate of 5%, which will mature within one year.

(c)	Transactions with the related party

	For the years ended August 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Other revenues
Tus-Juren	—	6,772	—	—

In October 2018, the Group acquired 30% of equity investment in Beijing Tus-Juren Education Technology Co., Ltd., or Tus-Juren, a leading K-12 after-school education company in China. As the Company had significant influence, Tus-Juren was accounted for as an equity method investment. In March 2019, the Group disposed 12% of equity investment in Tus-Juren and lost its significant influence over Tus-Juren. The Group recorded the balance as long-term investment using measurement alternative (Note 10) at RMB134,143 (US$19,590) as of August 31, 2020.  The Group provided consulting services and charged licensing fees to Tus-Juren which were recorded as other revenues.

From November 2018 to February 2020, the Group lent five-year convertible loans in the aggregate principal amount of RMB721,210 (US$105,326) to Tus-Juren, which are recognized in available-for-sale investments (Note 10) to provide financial support for its operations. Such convertible loan bears an annual interest of 10% and the Group has the option to convert the principal and any unpaid interests into the equity interests of Tus-Juren at a pre-determined valuation at any time after either the third or fourth anniversary from the borrowing date. In February 2020, the Group signed a supplement agreement with Juren to waive the interests on the convertible loans beginning from December 1, 2019. The modifications are considered as extinguishments with RMB153,061 (US$22,353) losses recognized in 2020.

In addition, from March 2020 to August 2020, the Group provided RMB170,900 (US$24,958) loans to Tus-Juren and its subsidiaries, of which RMB97,900 (US$14,927) are recorded in prepayment and other current assets (Note 7) and RMB73,000 (US$10,661) are recorded in other non-current assets (Note 17). The Company’s maximum exposure to the arrangements with Tus-Juren was RMB918,184 (US$134,092) as of August 31, 2020.